Schedule of Changes in Biological Assets (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about biological assets [abstract]
Balance as of January 1	₪ 5,566	₪ 3,153
Costs of growing medical cannabis plants	79,131	24,556
Change in fair value less selling costs	13,054	6,574
Transfer to inventory	(91,386)	(28,717)
Balance as of December 31	₪ 6,365	₪ 5,566